Risk management (Details 10)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Risk Management
Credit	49.00%	48.00%
Market	2.00%	2.00%
ALM	3.00%	5.00%
Business	9.00%	8.00%
Operational	5.00%	7.00%
Fixed Assets	1.00%	1.00%
Intangible Assets	1.00%	2.00%
Pension Funds	1.00%	1.00%
Deferred Tax Assets	29.00%	26.00%
TOTAL	100.00%	100.00%